Financial Royalty Assets, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Receivables [Abstract]
Summary of Financial Royalty Assets, Net

The gross carrying value, cumulative allowance for changes in expected cash flows, exclusive of the allowance for credit losses, and net carrying value for the current and non-current portion of royalty assets classified as financial assets at June 30, 2020 and December 31, 2019 are as follows.

June 30, 2020	Estimated royalty duration (a)	Gross carrying value	Cumulative allowance for changes in expected cash flows (Note 7)	Net carrying value (d)
		(in thousands)
Cystic fibrosis franchise	(b)	$4,692,567	$(98,381)	$4,594,186
Tysabri	(c)	2,065,179	(34,353)	2,030,826
Imbruvica	2029	1,368,322	(31,543)	1,336,779
Xtandi	2028	1,174,247	(219,405)	954,842
Promacta	2026	740,543	(8,924)	731,619
Tazverik	2036	346,902	—	346,902
Other	2019-2036	2,502,483	(499,455)	2,003,028

Total		$12,890,243	$(892,061)	$11,998,182

Less: Cumulative allowance for credit losses (Note 7)				(301,388)

Total financial royalty assets, net				$11,696,794

a)

Dates shown are based on the patent duration or management’s best estimate of the date through which the Company will be entitled to royalties. Royalty durations can change due to the grant of additional patents, the invalidation of patents, and other reasons.

b)

The estimated duration for the cystic fibrosis franchise is based on the patent expiration date for Trikafta, a franchise product which was approved in the US in October 2019. Management estimates that the most material patents provide protection through 2037.

c)	Under terms of the agreement, RPIFT acquired a perpetual royalty on net sales of Tysabri. Management has applied an end date of 2031 for purposes of accreting income over the royalty term.
d)	The net carrying value by asset is presented before the allowance for credit losses. Refer to Note 7 for additional information.

December 31, 2019	Estimated royalty duration (a)	Gross carrying value	Cumulative allowance for changes in expected cash flows (Note 7)	Net carrying value
		(in thousands)
Cystic fibrosis franchise (d)	(b)	$4,639,045	$—	$4,639,045
Tysabri	(c)	2,131,272	(71,789)	2,059,483
Imbruvica	2029	1,332,077	—	1,332,077
Xtandi	2028	1,193,918	(332,624)	861,294
Promacta	2026	776,555	—	776,555
Crysvita	2032	321,234	—	321,234
Other	2019-2036	1,768,929	(464,005)	1,304,924

Total		$12,163,030	$(868,418)	$11,294,612

a)

Dates shown are based on the patent duration or management’s best estimate of the date through which the Company will be entitled to royalties. Royalty duration can change due to the grant of additional patents, the invalidation of patents, and other reasons.

b)

The estimated duration for the cystic fibrosis franchise is based on the patent expiration date for Trikafta, a franchise product which was approved in the US in October 2019. Management estimates that the most material patents provide protection through 2037.

c)

Under terms of the agreement, RPIFT acquired a perpetual royalty on net sales of Tysabri. Management has applied an end date of 2031 for purposes of accreting income over the royalty term which is periodically reviewed by the management.

d)

The Vertex triple combination therapy, Trikafta, was approved by the FDA in October 2019. Sell-side equity research analysts’ consensus forecasts increased due to expected sales of the newly approved cystic fibrosis franchise product and resulted in a reversal of the entire cumulative allowance for changes in expected cash flows in the fourth quarter of 2019 related to this royalty asset.

The gross carrying value, cumulative allowance for changes in expected cash flows, and net carrying value for the current and non-current portion of royalty assets classified as financial assets at December 31, 2019 are as follows.

(in thousands)	Estimated royalty expiration (a)	Gross carrying value	Cumulative allowance for changes in expected cash flows (Note 7)	Net carrying value
Cystic fibrosis franchise (d)	(b)	$4,639,045	$—	$4,639,045
Tysabri	(c)	2,131,272	(71,789)	2,059,483
Imbruvica	2029	1,332,077	—	1,332,077
Xtandi	2028	1,193,918	(332,624)	861,294
Promacta	2026	776,555	—	776,555
Crysvita	2032	321,234	—	321,234
Other	2019-2036	1,768,929	(464,005)	1,304,924

Total		$12,163,030	$(868,418)	$11,294,612

a)

Dates shown are based on the patent expiry date or management’s estimate of the date through which the Company will be entitled to royalties. Royalty expiration dates can change due to the grant of additional patents, the invalidation of patents, and other reasons.

b)

The expiration date for the Cystic fibrosis franchise is based on the patent expiration date for Trikafta, a franchise product which was approved in the US in October 2019. Management estimates that the most material patents provide protection through 2037.

c)	Under terms of the agreement, RPIFT acquired a perpetual royalty on net sales of Tysabri. Management has applied an end date of 2031 for purposes of accreting income over the royalty term.
d)

The Vertex triple combination therapy, Trikafta, was approved by the FDA in October 2019. Sell-side equity research analysts’ consensus forecasts increased due to expected sales of the newly approved Cystic fibrosis franchise product and resulted in a reversal of the entire cumulative allowance for changes in expected cash flows in the fourth quarter of 2019 related to this royalty asset.

The gross carrying value, cumulative allowance for changes in expected cash flows, and net carrying value for the current and non-current portion of royalty assets classified as financial assets at December 31, 2018 are as follows.

(in thousands)	Estimated royalty expiration (a)	Gross carrying value	Cumulative allowance for changes in expected cash flows (Note 7)	Net carrying value
Cystic fibrosis franchise	(b)	$4,641,167	$(1,101,675)	$3,539,492
Tysabri	(c)	2,237,534	(138,240)	2,099,294
Imbruvica	2029	1,253,425	—	1,253,425
Xtandi	2028	1,214,081	(256,056)	958,025
Soliqua	2025	210,413	—	210,413
Lexiscan	2022	214,572	(46,890)	167,682
Other	2019-2028	1,050,757	(440,036)	610,721

Total		$10,821,949	$(1,982,897)	$8,839,052

a)

Dates shown are based on the patent expiry date or management’s best estimate of the date through which we will be entitled to royalties. Royalty expiration dates can change due to the grant of additional patents, the invalidation of patents, and other reasons.

b)

Kalydeco monotherapy patents begin expiring in 2027, while other patents in the franchise are expected to provide protection for combination use of Kalydeco through 2029 to 2031. Management estimates that the most material patents provide protection through 2030.

c)

Under terms of the agreement, RPIFT acquired a perpetual royalty on net sales of Tysabri. Management has applied an end date of 2031 for purposes of accreting income over the royalty term. The one-year extension of the royalty term from the prior year was based in part on the absence of sales projections declines by sell-side equity research analysts in later periods and no immediate expected launch of biosimilars.